Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities

	December 31, 2021	December 31, 2020
	$	$
Trade accounts payable and trade accruals	284,010	168,720
Employee related accruals	71,901	61,891
Indirect taxes payable	66,184	54,097
Other payables and accruals	28,667	16,087
Foreign exchange forward contracts	5,926	—
	456,688	300,795